Income Taxes - Income Taxes Included in Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Currently payable:
Federal	$ 391	$ 211	$ 257
State	82	(3)	48
Total currently payable	473	208	305
Deferred:
Federal	(10)	(307)	(84)
State	13	(44)	(25)
Total deferred	3	(351)	(109)
Total income tax expense (benefit)	476	(143)	196
Income tax (benefit) expense on securities transactions	(1)	(445)	(3)
Equity and gross receipts based taxes assessed in lieu of income tax recorded in noninterest expense	$ 43	$ 32	$ 34